Offerings	Dec. 13, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 6,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 952.89
Offering Note	The amount registered includes shares of common stock that may be purchased by the underwriters pursuant to their over-allotment option. The maximum aggregate offering amount has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value, issuable upon exercise of Representative's Warrants
Maximum Aggregate Offering Price	$ 414,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57.17
Offering Note	We have agreed to issue to the representative of the underwriters or its designees warrants to purchase a number of shares of common stock equal to five percent (5%) of the number of shares to be issued and sold in the offering at an exercise price equal to 120% of the public offering price. The maximum aggregate offering amount has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.